BLUE CREATION Schedule of the Components of Acquired Intangible Assets Subject to Amortization (Details) - Blue Creation [Member] $ in Thousands	Nov. 02, 2016 USD ($)
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 2,540
Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years 6 months
Finite-lived Intangible Assets Acquired	$ 2,090
Existing Technology [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years
Finite-lived Intangible Assets Acquired	$ 450